Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Non-controlling Interest in Subsidiary	Total
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Issuance of Class A and Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class A and Class B ordinary shares to Sponsor (in Shares)	2,500	8,625,000
Issuance of Units in subsidiary to Sponsor					1,000	1,000
Accretion of Class A ordinary shares subject to possible redemption to redemption value			(24,137)	(28,761,825)		(28,785,962)
Net income (loss)				(9,797,289)	(391,892)	(10,189,181)
Balance at Dec. 31, 2021		$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021	2,500	8,625,000
Net income (loss)				16,896,518	675,861	17,572,379
Balance at Mar. 31, 2022		$ 863		(21,662,596)	284,969	(21,376,764)
Balance (in Shares) at Mar. 31, 2022	2,500	8,625,000
Balance at Dec. 31, 2021		$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021	2,500	8,625,000
Net income (loss)				4,065,122	162,605	4,227,727
Increase in redemption value of Class A ordinary shares subject to possible redemption				(4,816,773)		(4,816,773)
Balance at Dec. 31, 2022		$ 863		(39,310,765)	(228,287)	(39,538,189)
Balance (in Shares) at Dec. 31, 2022	2,500	8,625,000
Net income (loss)				(2,319,245)	(92,770)	(2,412,015)
Increase in redemption value of Class A ordinary shares subject to possible redemption				(3,710,256)		(3,710,256)
Balance at Mar. 31, 2023		$ 863		$ (45,340,266)	$ (321,057)	$ (45,660,460)
Balance (in Shares) at Mar. 31, 2023	2,500	8,625,000